Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Details) (Operating Leases [Member], USD $)	Sep. 30, 2014
Operating Leases [Member]
2014	$ 76,328
2015	307,502
2016	314,079
2017	225,348
Thereafter
Total	$ 923,257